AST BLACKROCK LOW DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 91.3%
Asset-Backed Securities — 15.6%
Automobiles — 4.2%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class A3
3.070%	12/19/22		605	$ 610,097
Series 2020-02, Class B
0.970%	02/18/26		280	280,848
Azure Finance No. 2 PLC (United Kingdom),
Series 2, Class C, 1 Month Sterling Overnight Index Average + 3.000% (Cap N/A, Floor 0.000%)
3.057%(c)	07/20/30	GBP	325	421,050
Chesapeake Funding II LLC (Canada),
Series 2019-01A, Class B, 144A
3.110%	04/15/31		400	415,888
Series 2019-01A, Class C, 144A
3.360%	04/15/31		380	389,612
Series 2020-01A, Class A1, 144A
0.870%	08/16/32		684	685,855
Series 2020-01A, Class B, 144A
1.240%	08/16/32		100	99,959
Series 2020-01A, Class C, 144A
2.140%	08/16/32		100	99,995
Credit Acceptance Auto Loan Trust,
Series 2018-01A, Class A, 144A
3.010%	02/16/27		686	688,090
Series 2018-03A, Class A, 144A
3.550%	08/15/27		1,621	1,644,208
Series 2019-01A, Class A, 144A
3.330%	02/15/28		2,230	2,284,485
Series 2019-03A, Class A, 144A
2.380%	11/15/28		930	956,388
Series 2020-01A, Class A, 144A
2.010%	02/15/29		1,640	1,678,538
Series 2020-02A, Class A, 144A
1.370%	07/16/29		470	475,537
Drive Auto Receivables Trust,
Series 2019-02, Class A3
3.040%	03/15/23		300	300,797
Series 2019-04, Class A3
2.160%	05/15/23		560	563,793
Series 2020-01, Class A3
2.020%	11/15/23		620	628,118
Enterprise Fleet Financing LLC,
Series 2017-03, Class A2, 144A
2.130%	05/22/23		23	22,553
Series 2019-02, Class A3, 144A
2.380%	02/20/25		1,060	1,094,302
FT Santander Consumer Spain Auto (Spain),
Series 2020-01, Class C, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 0.000%)
1.440%(c)	03/20/33	EUR	200	234,537
Harley-Davidson Motorcycle Trust,
Series 2020-A, Class A3
1.870%	10/15/24		1,100	1,118,142
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
0.472%(c)	10/17/22		3,100	3,100,423
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24		2,164	$ 2,191,520
Santander Drive Auto Receivables Trust,
Series 2020-02, Class B
0.960%	11/15/24		210	210,675
Series 2020-02, Class C
1.460%	09/15/25		710	718,615
Turbo Finance PLC (United Kingdom),
Series 2009, Class B
—%(p)	08/20/28	GBP	610	787,113
Westlake Automobile Receivables Trust,
Series 2019-03A, Class A2, 144A
2.150%	02/15/23		451	454,502
				22,155,640
Collateralized Debt Obligation — 0.1%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL03, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.202%(c)	03/15/28		649	645,737
Collateralized Loan Obligations — 4.0%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.375%(c)	07/15/26		947	942,618
ALM Ltd.,
Series 2015-17A, Class A1AR, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.205%(c)	01/15/28		3,250	3,230,290
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.297%(c)	01/28/31		2,000	1,980,252
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A2R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.025%(c)	07/15/29		600	596,318
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
1.362%(c)	04/20/31		250	247,991
CIFC Funding Ltd. (Cayman Islands),
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.403%(c)	10/17/30		580	577,400
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.281%(c)	04/23/29		1,250	1,245,830
Goldentree Loan Opportunities Ltd.,
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.392%(c)	07/20/31		325	321,677
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.342%(c)	01/18/31		260	257,998
A1

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.325%(c)	07/25/27	837	$ 834,348
KKR CLO Ltd. (Cayman Islands),
Series 16, Class A2R, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
2.072%(c)	01/20/29	810	800,692
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.282%(c)	05/15/28	1,279	1,272,669
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.075%(c)	01/15/28	782	775,755
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.125%(c)	01/15/28	2,264	2,255,987
OFSI Fund Ltd. (Cayman Islands),
Series 2014-06A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.775%(c)	03/20/25	326	324,416
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.406%(c)	01/23/28	1,750	1,739,937
Thacher Park CLO Ltd. (Cayman Islands),
Series 2014-01A, Class CR, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
2.472%(c)	10/20/26	570	562,241
Treman Park CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.342%(c)	10/20/28	3,250	3,239,361
			21,205,780
Consumer Loans — 2.6%
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A
3.810%	12/21/26	2,190	2,242,069
Series 2019-02A, Class A, 144A
2.780%	04/20/28	420	424,603
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	518	527,048
Series 2020-AA, Class A, 144A
2.190%	08/21/34	230	230,721
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29	405	415,792
PFS Financing Corp.,
Series 2018-B, Class A, 144A
2.890%	02/15/23	1,060	1,069,521
Series 2018-D, Class A, 144A
3.190%	04/17/23	2,580	2,616,608
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-A, Class A1, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.702%(c)	04/15/24		660	$ 658,356
Series 2019-A, Class A2, 144A
2.860%	04/15/24		840	862,107
Series 2019-B, Class A, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.702%(c)	09/15/23		1,130	1,131,768
Series 2020-F, Class A, 144A
0.930%	08/15/24		294	294,171
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28		400	400,311
Series 2020-01, Class A, 144A
2.340%	10/15/30		190	189,990
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27		1,000	1,016,559
Springleaf Funding Trust,
Series 2015-BA, Class A, 144A
3.480%	05/15/28		766	769,362
Series 2017-AA, Class A, 144A
2.680%	07/15/30		727	728,073
				13,577,059
Equipment — 0.2%
Transportation Finance Equipment Trust,
Series 2019-01, Class A3, 144A
1.850%	04/24/23		1,000	1,016,454
Home Equity Loans — 0.0%
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-HE01, Class A2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)
0.888%(c)	08/25/32		86	82,821
Renaissance Home Equity Loan Trust,
Series 2004-03, Class AV2A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.508%(c)	11/25/34		91	83,278
				166,099
Other — 0.5%
Marathon CRE Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.301%(c)	06/15/28		562	556,252
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43		671	703,765
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40		63	67,145
PCL Funding IV PLC (United Kingdom),
Series 2020-1, Class C
—%(p)	09/15/24	GBP	155	200,004

A2

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Sesac Finance LLC,
Series 2019-01, Class A2, 144A
5.216%	07/25/49	148	$ 157,668
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	670	687,122
			2,371,956
Residential Mortgage-Backed Securities — 0.4%
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.268%(c)	07/25/37	463	360,298
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	1,001	1,015,047
Towd Point Mortgage Trust,
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	695	702,817
			2,078,162
Student Loans — 3.6%
EDvestinU Private Education Loan Issue No. 1 LLC,
Series 2019-A, Class A, 144A
3.580%(cc)	11/25/38	627	667,215
Navient Private Education Loan Trust,
Series 2014-AA, Class A2A, 144A
2.740%	02/15/29	684	698,345
Series 2015-AA, Class A2A, 144A
2.650%	12/15/28	739	748,784
Series 2015-AA, Class A2B, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.352%(c)	12/15/28	335	334,560
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2B, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)
1.072%(c)	05/15/68	1,180	1,180,914
Series 2019-FA, Class A1, 144A
2.180%	08/15/68	389	390,023
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.052%(c)	11/15/68	130	129,391
Series 2020-BA, Class A1, 144A
1.800%	01/15/69	1,439	1,445,096
Series 2020-FA, Class A, 144A
1.220%	07/15/69	1,426	1,430,814
Navient Student Loan Trust,
Series 2018-EA, Class A2, 144A
4.000%	12/15/59	310	322,167
SLC Student Loan Trust,
Series 2006-02, Class A5, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
0.350%(c)	09/15/26	225	224,746
SLM Private Credit Student Loan Trust,
Series 2004-A, Class A3, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.000%)
0.650%(c)	06/15/33	2,596	2,550,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2007-A, Class A4A, 3 Month LIBOR + 0.240% (Cap N/A, Floor 0.000%)
0.553%(c)	12/16/41	452	$ 434,756
SMB Private Education Loan Trust,
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	706	722,958
Series 2016-A, Class A2B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.652%(c)	05/15/31	1,005	1,011,193
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	2,350	2,490,323
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
0.872%(c)	01/15/37	1,251	1,240,129
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
0.982%(c)	09/15/37	100	99,048
SoFi Professional Loan Program LLC,
Series 2016-A, Class A2, 144A
2.760%	12/26/36	325	328,857
Series 2016-C, Class A2B, 144A
2.360%	12/27/32	173	175,394
Series 2016-D, Class A2B, 144A
2.340%	04/25/33	187	190,401
Series 2018-A, Class A2B, 144A
2.950%	02/25/42	890	919,122
SoFi Professional Loan Program Trust,
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	93	92,983
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	790	820,141
			18,648,036

Total Asset-Backed Securities (cost $81,184,088)			81,864,923
Commercial Mortgage-Backed Securities — 13.4%
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class D, 144A, 1 Month LIBOR + 1.537% (Cap N/A, Floor 1.537%)
1.689%(c)	09/15/34	530	518,030
AOA Mortgage Trust,
Series 2015-1177, Class A, 144A
2.957%	12/13/29	2,084	2,079,196
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A2
2.723%	07/15/49	2,150	2,154,789
BANK,
Series 2019-BN18, Class A2
3.474%	05/15/62	975	1,053,741
BBCMS Trust,
Series 2013-TYSN, Class E, 144A
3.708%	09/05/32	355	343,998

A3

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust,
Series 2013-1515, Class A1, 144A
2.809%	03/10/33	889	$ 920,004
BX Commercial Mortgage Trust,
Series 2019-XL, Class D, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.602%(c)	10/15/36	1,220	1,212,262
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.952%(c)	12/15/36	1,390	1,388,052
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	615	650,568
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	3,114	3,183,347
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)
0.942%(c)	07/15/32	1,151	1,150,880
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	1,100,984
Commercial Mortgage Trust,
Series 2012-CR04, Class ASB
2.436%	10/15/45	632	641,536
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	905	963,361
Series 2013-CR10, Class ASB
3.795%	08/10/46	1,856	1,935,843
Series 2013-CR12, Class A4
4.046%	10/10/46	955	1,038,834
Series 2014-CR17, Class ASB
3.598%	05/10/47	2,314	2,415,490
Series 2014-CR21, Class A3
3.528%	12/10/47	912	986,737
Series 2014-UBS03, Class ASB
3.367%	06/10/47	1,625	1,690,617
Series 2014-UBS05, Class ASB
3.548%	09/10/47	629	656,486
Series 2015-CR22, Class A3
3.207%	03/10/48	2,340	2,394,272
Series 2015-CR23, Class A2
2.852%	05/10/48	761	760,536
Series 2015-CR24, Class ASB
3.445%	08/10/48	959	1,012,866
Credit Suisse Mortgage Trust,
Series 2020-NET, Class A, 144A
2.257%	08/15/37	524	540,281
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A4
3.505%	04/15/50	465	508,708
Series 2015-C01, Class ASB
3.351%	04/15/50	893	935,363
Series 2016-C06, Class XA, IO
2.061%(cc)	01/15/49	1,349	99,739
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series 2012-K18, Class B, 144A
4.382%(cc)	01/25/45	375	$ 389,086
Series 2012-K19, Class B, 144A
4.162%(cc)	05/25/45	230	239,338
Series 2012-K20, Class B, 144A
4.003%(cc)	05/25/45	215	224,053
Series 2013-K27, Class B, 144A
3.615%(cc)	01/25/46	205	215,562
Series 2013-K31, Class B, 144A
3.744%(cc)	07/25/46	165	174,766
Series 2015-K720, Class B, 144A
3.510%(cc)	07/25/22	450	464,978
Series KJ05, Class A2
2.158%	10/25/21	764	773,847
GRACE Mortgage Trust,
Series 2014-GRCE, Class A, 144A
3.369%	06/10/28	4,025	4,049,475
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class A4
3.377%	05/10/45	1,779	1,808,007
Series 2012-GCJ09, Class A3
2.773%	11/10/45	1,934	1,983,161
Series 2013-GC14, Class A3
3.526%	08/10/46	39	38,679
Series 2017-500K, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.852%(c)	07/15/32	2,227	2,221,391
Series 2019-GC38, Class A2
3.872%	02/10/52	678	731,077
Hawaii Hotel Trust,
Series 2019-MAUI, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.302%(c)	05/15/38	728	704,451
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, IO
0.984%(cc)	09/15/47	5,848	159,134
Series 2014-C23, Class ASB
3.657%	09/15/47	610	642,703
Series 2015-C33, Class A3
3.504%	12/15/48	517	575,054
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4
3.483%	06/15/45	1,099	1,122,696
Series 2012-HSBC, Class D, 144A
4.675%(cc)	07/05/32	975	1,004,267
Series 2013-LC11, Class ASB
2.554%	04/15/46	1,499	1,532,259
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	454,174
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.952%(c)	05/15/36	690	690,270

A4

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-KNSQ, Class D, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.502%(c)	05/15/36	229	$ 228,013
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	2,255	2,284,082
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4
3.526%	12/15/47	400	432,906
Series 2015-C26, Class ASB
3.323%	10/15/48	1,385	1,463,925
Series 2016-C32, Class XA, IO
0.853%(cc)	12/15/49	4,800	168,936
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	1,000	1,013,518
Series 2018-H04, Class A4
4.310%	12/15/51	405	483,152
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.112%(c)	06/15/35	700	675,044
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	890,386
Series 2019-C16, Class ASB
3.460%	04/15/52	865	975,427
Series 2019-C18, Class A4
3.035%	12/15/52	531	591,313
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class AAB
2.687%	03/10/46	496	506,309
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB
3.477%	08/15/50	1,149	1,202,483
Series 2015-C26, Class A4
3.166%	02/15/48	700	757,460
Series 2016-C32, Class ASB
3.324%	01/15/59	1,656	1,761,935
Series 2017-C39, Class A5
3.418%	09/15/50	1,741	1,967,145
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class A3
2.870%	11/15/45	1,021	1,047,522
Series 2013-C13, Class ASB
2.654%	05/15/45	521	531,641
Series 2014-C21, Class ASB
3.393%	08/15/47	1,206	1,252,092

Total Commercial Mortgage-Backed Securities (cost $70,040,974)			70,768,237
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds — 33.0%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20		505	$ 505,000
3.750%	10/01/21		175	180,488
JCDecaux SA (France),
Sr. Unsec’d. Notes
2.000%	10/24/24	EUR	200	244,742
MMS USA Investments, Inc. (France),
Gtd. Notes
0.625%	06/13/25	EUR	200	235,887
WPP Finance 2013 (United Kingdom),
Gtd. Notes, EMTN
3.000%	11/20/23	EUR	100	128,092
				1,294,209
Aerospace & Defense — 0.2%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
1.375%	06/09/26	EUR	405	496,361
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23		76	82,323
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		2	2,161
Sr. Unsec’d. Notes, 144A
2.800%	03/15/22		224	230,924
Thales SA (France),
Sr. Unsec’d. Notes, GMTN
0.750%	06/07/23	EUR	300	358,252
				1,170,021
Agriculture — 1.0%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25		55	58,101
3.490%	02/14/22		420	436,604
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22		250	258,922
2.789%	09/06/24(a)		2,080	2,196,617
3.222%	08/15/24		1,925	2,056,919
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.875%	10/13/23	EUR	230	274,723
				5,281,886
Airlines — 0.0%
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25		200	140,637
Apparel — 0.2%
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes, EMTN
0.000%	02/28/21	EUR	500	586,808
0.000%	02/11/24	EUR	200	235,155

A5

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel (cont’d.)
0.000%	02/11/26	EUR	200	$ 234,266
0.375%	05/26/22	EUR	16	18,907
				1,075,136
Auto Manufacturers — 2.8%
BMW Finance NV (Germany),
Gtd. Notes, EMTN
0.000%	04/14/23	EUR	390	456,923
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21		405	411,510
Daimler International Finance BV (Germany),
Gtd. Notes, EMTN
0.250%	08/09/21	EUR	45	52,965
0.250%	11/06/23	EUR	130	152,321
Fiat Chrysler Automobiles N.V. (United Kingdom),
Sr. Unsec’d. Notes
3.375%	07/07/23	EUR	215	261,228
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.370%	11/17/23		813	800,484
4.140%	02/15/23		1,055	1,064,670
5.085%	01/07/21		485	486,865
General Motors Co.,
Sr. Unsec’d. Notes
5.400%	10/02/23(a)		370	407,776
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		1,109	1,124,408
3.550%	04/09/21		95	96,251
3.700%	11/24/20		845	845,382
4.200%	03/01/21(a)		1,105	1,117,628
Sr. Unsec’d. Notes
5.200%	03/20/23		1,770	1,920,022
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes
1.940%	09/15/23	EUR	120	143,168
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23		1,575	1,596,263
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	01/31/24	EUR	600	732,491
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.700%	09/26/22		200	207,331
3.125%	05/12/23		1,600	1,690,134
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
1.000%	02/16/23	EUR	700	832,843
Volvo Treasury AB (Sweden),
Gtd. Notes, EMTN
0.000%	02/11/23	EUR	100	117,278
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.162%(c)	09/13/21	EUR	300	352,259
				14,870,200
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.2%
Conti-Gummi Finance BV (Germany),
Gtd. Notes
1.125%	09/25/24	EUR	140	$ 167,518
ZF Finance GmbH (Germany),
Gtd. Notes, EMTN
3.000%	09/21/25	EUR	400	456,083
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		284	291,377
				914,978
Banks — 7.6%
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23		1,300	1,319,667
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30(a)		50	50,099
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
0.625%(ff)	11/07/25	EUR	200	231,384
1.125%(ff)	03/11/27	EUR	100	117,521
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, EMTN
4.750%	03/20/24		200	210,487
Banco Internacional del Peru SAA Interbank (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	10/04/26		200	208,818
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.706%	06/27/24		800	846,083
2.746%	05/28/25		600	629,540
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		210	211,385
Bank of America Corp.,
Sr. Unsec’d. Notes
2.738%(ff)	01/23/22		743	748,229
3.004%(ff)	12/20/23		1,200	1,259,852
Sr. Unsec’d. Notes, MTN
0.981%(ff)	09/25/25		600	599,402
2.881%(ff)	04/24/23		185	191,310
3.864%(ff)	07/23/24		1,200	1,299,794
3.875%	08/01/25(a)		1,000	1,134,353
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
0.125%	02/05/24	EUR	200	235,894
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23		810	847,790
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		515	531,025
Sr. Unsec’d. Notes, EMTN
0.750%	11/11/22	EUR	300	358,520

A6

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26		1,400	$ 1,509,619
3.142%(ff)	01/24/23		60	61,900
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	03/24/26	EUR	100	116,817
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23		1,120	1,157,666
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20		730	733,865
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.621%(ff)	09/11/26		1,150	1,140,338
3.001%(ff)	09/20/22(a)		1,220	1,243,531
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21		1,095	1,104,803
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
1.127%(ff)	09/16/26		900	897,964
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.107%(c)	04/21/23	EUR	340	398,974
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.950%(ff)	05/18/24		200	214,191
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, MTN, 3 Month EURIBOR + 0.400% (Cap N/A, Floor 0.000%)
0.000%(c)	04/08/22	EUR	400	471,691
Sub. Notes, EMTN
3.625%(ff)	02/25/26	EUR	458	544,009
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
1.000%	09/20/23	EUR	300	362,117
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26		1,715	1,791,147
2.776%(ff)	04/25/23(a)		440	455,097
3.797%(ff)	07/23/24		1,425	1,544,524
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
1.125%	01/25/24	EUR	300	363,414
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23		375	377,327
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.412%	07/17/25		645	653,571
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
0.523%	06/10/24	EUR	310	367,855
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24		1,000	$ 1,074,337
Sr. Unsec’d. Notes, EMTN
0.637%(ff)	07/26/24	EUR	200	237,361
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26		610	638,341
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24		630	646,625
3.875%	09/12/23		800	859,068
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.700%	03/28/22		1,395	1,445,477
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		565	590,472
Societe Generale SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	05/27/22	EUR	500	587,189
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, EMTN
0.375%	04/25/24	EUR	235	278,375
UBS AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.750%	04/21/23	EUR	350	419,303
Sub. Notes, EMTN
4.750%(ff)	02/12/26	EUR	430	509,873
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	01/29/26	EUR	200	234,607
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		375	371,376
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24		2,200	2,241,202
3.750%	01/24/24		505	549,201
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
3.150%	01/16/24		2,345	2,548,767
				39,773,147
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25(a)		390	440,597
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27		200	208,142
Pernod Ricard SA (France),
Sr. Unsec’d. Notes
0.000%	10/24/23	EUR	700	820,674
1.125%	04/07/25	EUR	100	122,627
				1,592,040

A7

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology — 0.3%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.750%	09/29/23		1,685	$ 1,687,876
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25		135	140,798
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.200%	09/17/30		200	201,016
CRH Finland Services OYJ (Ireland),
Gtd. Notes, EMTN
0.875%	11/05/23	EUR	200	240,433
				582,247
Chemicals — 0.8%
Air Liquide Finance SA (France),
Gtd. Notes, EMTN
0.375%	04/18/22	EUR	200	236,012
BASF SE (Germany),
Sr. Unsec’d. Notes
2.000%	12/05/22	EUR	325	398,710
Sr. Unsec’d. Notes, EMTN
0.101%	06/05/23	EUR	300	353,405
Covestro AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.875%	02/03/26	EUR	100	118,388
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
2.169%	05/01/23		485	489,521
4.205%	11/15/23		600	659,379
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		200	209,935
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26		250	255,013
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.230%	10/01/25		780	779,138
Phosagro OAO Via Phosagro Bond Funding DAC (Russia),
Sr. Unsec’d. Notes, 144A
3.050%	01/23/25		200	204,394
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A
4.875%	06/15/27		250	257,822
				3,961,717
Commercial Services — 0.4%
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes, EMTN
2.500%	05/20/24	EUR	500	610,540
APRR SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	01/20/23	EUR	200	235,319
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Autoroutes du Sud de la France SA (France),
Sr. Unsec’d. Notes, EMTN
2.950%	01/17/24	EUR	200	$ 255,931
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26		250	263,498
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
1.625%	06/09/23	EUR	360	443,433
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)		500	534,497
				2,343,218
Computers — 0.5%
Capgemini SE (France),
Sr. Unsec’d. Notes
0.625%	06/23/25	EUR	200	238,849
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		221	225,785
5.450%	06/15/23		1,780	1,950,996
				2,415,630
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.875%	08/14/24(a)		450	432,926
3.300%	01/23/23		385	385,033
3.500%	05/26/22		800	807,671
3.500%	01/15/25		750	730,909
4.500%	05/15/21		775	787,017
4.625%	07/01/22		150	153,614
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/21		1,335	1,349,378
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20		510	510,000
FCA Bank SpA (Italy),
Sr. Unsec’d. Notes, EMTN
0.500%	09/18/23	EUR	190	222,555
GE Capital Funding LLC,
Gtd. Notes, 144A
3.450%	05/15/25(a)		1,185	1,267,677
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		3,295	3,302,749
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
3.011%	12/23/10(d)		4,200	50,400
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22		395	406,388
				10,406,317

A8

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 1.7%
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A
4.375%	05/31/30		200	$ 205,412
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		455	488,332
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		400	415,828
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/22		260	268,910
Dominion Energy, Inc.,
Jr. Sub. Notes
2.715%	08/15/21		770	784,061
Duke Energy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25(a)		600	599,782
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.000%	10/24/22	EUR	390	458,320
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		200	218,294
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.000%	06/17/24	EUR	510	597,104
Enexis Holding NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
3.375%	01/26/22	EUR	200	245,228
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	02/28/23	EUR	300	355,743
ESB Finance DAC (Ireland),
Gtd. Notes, EMTN
3.494%	01/12/24	EUR	205	267,019
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		625	630,598
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22		557	571,801
innogy Finance BV (Germany),
Gtd. Notes, EMTN
0.750%	11/30/22	EUR	80	95,321
National Grid Electricity Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes
0.190%	01/20/25	EUR	195	230,211
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24		250	260,502
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		200	211,536
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
RTE Reseau de Transport d’Electricite SADIR (France),
Sr. Unsec’d. Notes, EMTN
1.625%	10/08/24	EUR	100	$ 124,879
4.125%	02/03/21	EUR	300	356,726
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
0.775%(c)	01/15/21		805	805,020
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.625%	02/15/27		495	522,393
				8,713,020
Electrical Components & Equipment — 0.2%
Eaton Capital Unlimited Co.,
Gtd. Notes
0.021%	05/14/21	EUR	330	386,894
Schneider Electric SE (France),
Sr. Unsec’d. Notes, EMTN
0.000%	06/12/23	EUR	200	235,323
0.250%	09/09/24	EUR	200	237,780
				859,997
Electronics — 0.3%
Amphenol Technologies Holding GmbH,
Gtd. Notes
0.750%	05/04/26	EUR	185	219,515
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.300%	02/22/23	EUR	645	780,172
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25		350	351,024
				1,350,711
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		250	255,957
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		200	177,162
Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.750%	08/01/25(a)		550	552,948
Foods — 0.2%
General Mills, Inc.,
Sr. Unsec’d. Notes
0.450%	01/15/26	EUR	100	118,646
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25(a)		439	476,690

A9

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Gtd. Notes, 144A
3.875%	05/15/27		480	$ 510,192
				1,105,528
Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30		200	218,045
Gas — 0.0%
Redexis Gas Finance BV (Spain),
Gtd. Notes, EMTN
1.875%	05/28/25	EUR	100	122,770
Healthcare-Products — 0.6%
Abbott Ireland Financing DAC,
Gtd. Notes
0.100%	11/19/24	EUR	230	271,329
0.875%	09/27/23	EUR	300	362,018
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
1.208%	06/04/26	EUR	150	180,758
Danaher Corp.,
Sr. Unsec’d. Notes
1.700%	03/30/24	EUR	115	142,149
Medtronic Global Holdings SCA,
Gtd. Notes
0.000%	10/15/25	EUR	161	188,206
0.375%	03/07/23	EUR	290	343,559
Gtd. Notes, EMTN
0.000%	12/02/22	EUR	1,130	1,327,293
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.000%	04/15/25	EUR	185	234,760
				3,050,072
Healthcare-Services — 0.4%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26(a)		850	901,438
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)		840	919,614
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27		250	262,034
				2,083,086
Home Builders — 0.2%
Lennar Corp.,
Gtd. Notes
5.250%	06/01/26		695	781,655
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		250	283,034
				1,064,689
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance — 0.2%
Aon PLC,
Gtd. Notes
2.800%	03/15/21		485	$ 489,299
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
1.349%	09/21/26	EUR	235	290,586
Willis Towers Watson PLC,
Gtd. Notes
5.750%	03/15/21		282	288,305
				1,068,190
Internet — 0.5%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22		1,055	1,085,643
Expedia Group, Inc.,
Gtd. Notes, 144A
3.600%	12/15/23(a)		685	699,558
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	02/15/25		500	564,591
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.390%	06/03/30		200	203,595
				2,553,387
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.375%	12/15/25		250	257,407
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25		90	94,052
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25		55	57,580
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30		80	82,259
				233,891
Lodging — 0.4%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		745	766,189
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.875%	03/01/21		1,245	1,252,040
MGM Resorts International,
Gtd. Notes
7.750%	03/15/22		250	263,578
				2,281,807

A10

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified — 0.1%
Atlas Copco AB (Sweden),
Sr. Unsec’d. Notes, EMTN
2.500%	02/28/23	EUR	390	$ 486,297
KION Group AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.625%	09/24/25	EUR	200	235,192
				721,489
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		850	894,282
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		76	84,229
4.908%	07/23/25		1,000	1,154,398
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		1,300	1,401,000
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26		450	468,046
Informa PLC (United Kingdom),
Gtd. Notes, EMTN
1.500%	07/05/23	EUR	400	467,831
RELX Finance BV (United Kingdom),
Gtd. Notes
0.000%	03/18/24	EUR	120	140,601
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24		250	258,744
5.375%	07/15/26(a)		450	468,766
Sky Ltd. (United Kingdom),
Gtd. Notes, EMTN
1.500%	09/15/21	EUR	225	268,181
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24		255	277,226
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27		200	210,627
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27(a)		500	522,318
				6,616,249
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.125%	04/15/21		343	348,868
Gold Fields Orogen Holdings BVI Ltd. (South Africa),
Gtd. Notes, 144A
5.125%	05/15/24		200	217,734
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Nexa Resources SA (Peru),
Gtd. Notes, 144A
5.375%	05/04/27		200	$ 208,355
				774,957
Miscellaneous Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.000%	09/05/21	EUR	550	645,883
0.000%	02/20/23	EUR	300	352,908
0.375%	09/06/23	EUR	400	476,255
				1,475,046
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.125%	05/01/25(a)		300	309,184
Oil & Gas — 1.3%
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24		600	607,403
4.750%	05/31/25		700	754,519
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		240	264,089
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		250	248,655
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
0.142%	06/26/24	EUR	610	718,000
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.750%	06/30/23		145	149,470
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23		645	696,159
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24		760	737,047
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24		180	152,756
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25		250	257,492
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	218,690
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		230	251,593
7.375%	01/17/27		100	118,475
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
5.950%	01/28/31		370	308,368

A11

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.840%	01/23/30		110	$ 98,149
Gtd. Notes, MTN
6.875%	08/04/26		120	115,398
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	223,654
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24		275	288,572
3.500%	04/16/29		200	219,986
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
2.150%	05/13/25		200	206,670
Total Capital International SA (France),
Gtd. Notes, EMTN
0.250%	07/12/23	EUR	300	355,669
				6,990,814
Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25(a)		32	34,661
Schlumberger Finance Canada Ltd.,
Gtd. Notes
1.400%	09/17/25		215	216,420
				251,081
Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26		350	354,125
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		250	259,472
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25(a)		245	273,766
				887,363
Pharmaceuticals — 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.500%	11/15/23	EUR	410	500,964
Sr. Unsec’d. Notes, 144A
1.250%	06/01/24	EUR	100	121,505
2.800%	03/15/23		500	521,215
2.950%	11/21/26		275	299,468
Bayer Capital Corp. BV (Germany),
Gtd. Notes
1.500%	06/26/26	EUR	200	248,102
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.401%	05/24/23	EUR	100	120,532
2.894%	06/06/22		1,500	1,551,614
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27(a)		605	$ 595,271
3.700%	03/09/23		281	301,043
4.100%	03/25/25		483	545,537
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20		700	702,405
Merck Financial Services GmbH (Germany),
Gtd. Notes, EMTN
0.005%	12/15/23	EUR	500	587,553
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		111	112,985
Upjohn Finance BV,
Gtd. Notes
0.816%	06/23/22	EUR	370	438,581
				6,646,775
Pipelines — 1.9%
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25		250	258,089
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25		360	361,547
3.600%	02/01/23		370	380,974
4.250%	03/15/23		2,385	2,482,261
4.500%	04/15/24		132	139,636
5.875%	01/15/24(a)		600	661,223
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21(a)		400	403,953
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		250	249,552
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes
4.634%	07/31/29		210	224,636
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		167	184,835
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21		745	753,991
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26		395	395,190
3.500%	12/01/22		535	558,724
6.250%	10/15/22		460	460,704
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24		497	562,489
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24		200	222,931

A12

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26(a)		350	$ 359,176
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.750%	10/16/23		130	140,741
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22		300	310,330
3.700%	01/15/23		790	834,687
				9,945,669
Real Estate — 0.2%
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		400	407,012
Vonovia Finance BV (Germany),
Gtd. Notes, EMTN
0.125%	04/06/23	EUR	300	352,853
1.625%	04/07/24	EUR	200	246,517
				1,006,382
Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25(a)		355	358,166
1.950%	05/22/26	EUR	190	241,482
2.400%	03/15/25		370	391,629
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25		885	896,339
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
1.450%	01/22/27	EUR	100	116,433
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25		600	595,090
1.250%	07/15/25		565	570,369
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24(a)		875	928,148
Simon International Finance SCA,
Gtd. Notes
1.375%	11/18/22	EUR	110	130,549
Trust Fibra Uno (Mexico),
Sr. Unsec’d. Notes, 144A
4.869%	01/15/30		210	211,359
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.250%	12/01/26		900	904,526
				5,344,090
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
5.750%	04/15/25(a)		350	$ 373,392
Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24(a)		540	579,702
Broadcom, Inc.,
Gtd. Notes
3.625%	10/15/24(a)		600	654,749
4.700%	04/15/25		1,350	1,533,100
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25		350	362,998
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.875%	09/01/22(a)		1,368	1,445,012
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25		50	52,898
3.875%	06/18/26		500	560,175
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26		250	265,963
				5,454,597
Software — 0.7%
Amadeus Capital Markets SA (Spain),
Gtd. Notes, EMTN
1.625%	11/17/21	EUR	200	237,288
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27		500	525,603
Dassault Systemes SE (France),
Sr. Unsec’d. Notes
0.000%	09/16/22	EUR	500	587,489
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26		210	225,680
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	545	650,949
Sr. Unsec’d. Notes
0.125%	12/03/22	EUR	430	506,130
0.400%	01/15/21	EUR	700	821,432
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		250	264,064
				3,818,635
Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.050%	09/05/23	EUR	270	325,516

A13

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, EMTN
4.250%	07/13/22	EUR	500	$ 632,235
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26		650	672,858
Orange SA (France),
Sr. Unsec’d. Notes, EMTN
0.750%	09/11/23	EUR	500	599,759
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		815	934,690
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		109	110,084
4.738%	09/20/29		860	932,092
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		250	271,466
Telenor ASA (Norway),
Sr. Unsec’d. Notes, EMTN
0.000%	09/25/23	EUR	140	164,683
Telesat Canada/Telesat LLC (Canada),
Sr. Sec’d. Notes, 144A
4.875%	06/01/27		250	251,619
Telstra Corp. Ltd. (Australia),
Gtd. Notes, EMTN
3.500%	09/21/22	EUR	300	376,630
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25		1,000	1,097,078
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, 144A
4.000%	04/09/25		200	207,598
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25		10	11,143
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27		250	256,967
				6,844,418
Transportation — 0.1%
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24		630	662,731
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		1,515	1,576,800
2.700%	11/01/24		240	254,598
				1,831,398
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Water — 0.1%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
0.672%	03/30/22	EUR	400	$ 473,493

Total Corporate Bonds (cost $169,668,971)				173,885,689
Municipal Bonds — 0.3%
South Carolina
South Carolina Public Service Authority,
Revenue Bonds, Series E
3.722%	12/01/23		732	799,176
Taxable, Revenue Bonds, Series D
2.388%	12/01/23		850	893,112

Total Municipal Bonds (cost $1,536,618)				1,692,288
Residential Mortgage-Backed Securities — 4.5%
Alternative Loan Trust,
Series 2003-J03, Class 2A1
6.250%	12/25/33		10	10,209
Banc of America Alternative Loan Trust,
Series 2007-01, Class 1A1
4.666%(cc)	04/25/22		118	112,232
Banc of America Funding Trust,
Series 2004-A, Class 1A3
2.820%(cc)	09/20/34		46	45,087
Series 2005-D, Class A1
3.676%(cc)	05/25/35		63	63,313
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A
5.250%	04/26/37		346	286,463
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-01, Class 6A1
4.016%(cc)	04/25/33		12	11,886
Series 2003-08, Class 2A1
4.051%(cc)	01/25/34		87	88,742
Series 2003-09, Class 2A1
3.885%(cc)	02/25/34		53	52,547
Series 2004-08, Class 13A1
3.239%(cc)	11/25/34		1,321	1,086,563
Bear Stearns ALT-A Trust,
Series 2005-10, Class 24A1
3.169%(cc)	01/25/36		915	923,475
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-06, Class A1, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.100% (Cap 9.744%, Floor 2.100%)
3.840%(c)	09/25/35		110	114,140
Series 2005-06, Class A3, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.800% (Cap 10.972%, Floor 1.800%)
1.940%(c)	09/25/35		20	19,471
CMF PLC (United Kingdom),
Series 2020-01, Class B, 1 Month Sterling Overnight Index Average + 1.000% (Cap N/A, Floor 0.000%)
1.056%(c)	01/16/57	GBP	220	273,957

A14

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-01, Class C, 1 Month Sterling Overnight Index Average + 1.250% (Cap N/A, Floor 0.000%)
1.306%(c)	01/16/57	GBP	100	$ 123,113
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.340%)
0.828%(c)	02/25/35		258	236,551
Series 2004-J09, Class 2A5
5.500%	01/25/35		295	304,085
Series 2005-03, Class 2A1, 1 Month LIBOR + 0.580% (Cap N/A, Floor 0.290%)
0.728%(c)	04/25/35		271	249,699
Series 2005-11, Class 3A1
2.640%(cc)	04/25/35		422	363,499
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR15, Class 2A1
3.505%(cc)	06/25/33		196	191,383
Fannie Mae REMICS,
Series 1996-39, Class H
8.000%	11/25/23		3	3,313
Series 2004-11, Class A, 1 Month LIBOR + 0.120% (Cap 10.000%, Floor 0.120%)
0.268%(c)	03/25/34		49	48,500
Series 2006-05, Class 3A2
3.141%(cc)	05/25/35		47	47,658
FHLMC Structured Agency Credit Risk REMICS Trust,
Series 2020-DNA03, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.648%(c)	06/25/50		479	479,482
FHLMC Structured Pass-Through Certificates,
Series T-57, Class 1A1
6.500%	07/25/43		688	858,542
Series T-59, Class 1A2
7.000%	10/25/43		446	540,111
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)
2.419%(c)	07/25/44		384	394,815
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)
2.219%(c)	10/25/44		1,416	1,456,937
Finsbury Square PLC (United Kingdom),
Series 2020-01A, Class C, 144A, 3 Month Sterling Overnight Index Average + 1.350% (Cap N/A, Floor 0.000%)
1.409%(c)	03/16/70	GBP	100	126,151
Freddie Mac REMICS,
Series 4459, Class BN
3.000%	08/15/43		914	982,943
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.700%(c)	08/25/60		729	728,326
GreenPoint Mortgage Funding Trust,
Series 2005-AR02, Class A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.230%)
0.608%(c)	06/25/45		167	138,081
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51		863	$ 888,976
GSR Mortgage Loan Trust,
Series 2004-07, Class 1A1
2.904%(cc)	06/25/34		21	20,272
Series 2005-AR07, Class 5A1
3.568%(cc)	11/25/35		197	188,400
Harborview Mortgage Loan Trust,
Series 2004-06, Class 3A2A
3.587%(cc)	08/19/34		402	392,501
JPMorgan Mortgage Trust,
Series 2006-A02, Class 5A1
3.469%(cc)	11/25/33		77	78,748
Series 2007-A01, Class 3A3
3.462%(cc)	07/25/35		114	113,196
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51		700	720,996
Series 2020-LTV01, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 0.000%)
1.175%(c)	06/25/50		633	632,017
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
1.026%(c)	12/22/69		592	592,917
Lanebrook Mortgage Transaction PLC (United Kingdom),
Series 2020-01, Class C, 3 Month Sterling Overnight Index Average + 2.250% (Cap N/A, Floor 0.000%)
0.000%(c)	06/12/57	GBP	280	361,298
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56		287	304,650
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		882	951,717
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59		1,285	1,373,970
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
0.655%(c)	07/15/58		480	480,002
Reperforming Loan REMIC Trust,
Series 2003-R04, Class 2A, 144A
4.925%(cc)	01/25/34		141	142,087
Series 2004-R1, Class 2A, 144A
6.500%	11/25/34		42	41,750
Series 2005-R02, Class 1AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.488%(c)	06/25/35		460	427,958
Residential Mortgage Securities PLC (United Kingdom),
Series 32X, Class C, 3 Month Sterling Overnight Index Average + 2.200% (Cap N/A, Floor 0.000%)
0.000%(c)	06/20/70	GBP	205	265,407
Seasoned Credit Risk Transfer Trust,
Series 2018-02, Class MA
3.500%	11/25/57		1,049	1,129,582

A15

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-04, Class MA
3.000%	02/25/59		1,490	$ 1,587,473
Sequoia Mortgage Trust,
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47		392	394,214
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
0.406%(c)	07/19/35		178	167,891
Tower Bridge Funding PLC (United Kingdom),
Series 2020-01, Class C, 3 Month Sterling Overnight Index Average + 2.450% (Cap N/A, Floor 0.000%)
0.000%(c)	09/20/63	GBP	100	129,510
Series 2020-01, Class D, 3 Month Sterling Overnight Index Average + 3.450% (Cap N/A, Floor 0.000%)
0.000%(c)	09/20/63	GBP	120	155,836
Twin Bridges PLC (United Kingdom),
Series 2020-01, Class C, 3 Month Sterling Overnight Index Average + 2.250% (Cap N/A, Floor 0.000%)
0.000%(c)	12/14/54	GBP	225	290,507
Series 2020-01, Class D, 3 Month Sterling Overnight Index Average + 3.000% (Cap N/A, Floor 0.000%)
0.000%(c)	12/14/54	GBP	225	290,025
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR06, Class 2A1A, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.230%)
0.608%(c)	04/25/45		343	340,071
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.000% (Cap N/A, Floor 1.000%)
2.019%(c)	08/25/46		245	237,828
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50^		570	587,592

Total Residential Mortgage-Backed Securities (cost $23,447,200)				23,648,665
Sovereign Bonds — 6.1%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.625%	01/13/28(a)		200	216,608
4.875%	01/22/21		200	202,399
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.400%	12/15/22	CAD	30,500	23,948,631
CBB International Sukuk Co. 7 SPC (Bahrain),
Sr. Unsec’d. Notes
6.875%	10/05/25		200	223,060
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31		413	434,846
3.240%	02/06/28		280	311,498
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		200	215,813
4.000%	02/26/24		200	213,496
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.500%	01/28/26		200	$ 221,265
4.500%	03/15/29		200	224,473
8.125%	05/21/24		200	241,837
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		300	319,264
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		150	148,987
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
6.125%	01/31/22		340	348,488
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	200	229,285
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22		200	208,258
4.750%	01/08/26		200	232,227
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		200	220,942
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.500%	04/22/29		200	224,251
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		240	266,803
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		200	226,853
4.000%	09/22/24		200	218,851
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31		200	231,476
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26		372	390,659
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.750%	01/14/29		245	286,038
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	04/23/28		390	466,812
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		260	304,252
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		64	72,202
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		142	145,929
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		200	225,457
4.750%	05/27/26		200	229,346
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.000%	04/17/25		200	222,142

A16

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/27	140	$ 138,910
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27	125	144,318

Total Sovereign Bonds (cost $32,103,340)			31,955,676
U.S. Government Agency Obligations — 7.0%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	1,790	1,896,099
4.000%	02/01/34	554	600,712
4.000%	02/01/34	646	706,646
4.000%	03/01/34	574	644,464
4.500%	07/01/47	132	147,817
4.500%	03/01/49	3,409	3,846,736
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.225% (Cap 9.624%, Floor 2.225%)
3.945%(c)	01/01/34	12	12,462
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.335% (Cap 13.213%, Floor 2.335%)
4.085%(c)	12/01/26	6	5,784
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.401% (Cap 12.290%, Floor 2.401%)
3.468%(c)	07/01/29	16	15,588
Federal National Mortgage Assoc.
2.500%	11/01/31	88	93,605
2.500%	11/01/31	4,744	5,064,058
2.500%	04/01/32	24	25,487
3.000%	07/01/27	14	14,446
3.000%	02/01/30	579	618,957
3.000%	05/01/30	13	14,061
3.000%	09/01/30	1,186	1,269,930
3.000%	11/01/30	13	13,589
3.000%	12/01/30	20	21,391
3.000%	04/01/31	15	16,431
3.000%	12/01/31	79	84,631
3.000%	09/01/32	67	71,789
3.000%	11/01/32	706	750,296
3.000%	01/01/33	129	135,602
3.000%	01/01/33	611	658,343
3.000%	01/01/33	668	714,575
3.000%	11/01/33	630	687,335
3.500%	04/01/34	48	52,707
3.500%	04/01/34	245	269,586
4.000%	04/01/33	610	661,579
4.000%	06/01/33	447	485,491
4.000%	09/01/33	139	155,575
4.000%	09/01/33	4,292	4,553,704
4.000%	02/01/34	208	228,219
4.000%	03/01/34	16	17,166
4.000%	03/01/34	118	128,181
4.000%	03/01/34	126	135,451
4.000%	12/01/41	279	307,786
4.500%	06/01/39	14	16,056
4.500%	08/01/40	31	35,353
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/41	46	$ 51,839
4.500%	12/01/41	129	144,750
4.500%	03/01/47	431	474,039
4.500%	05/01/47	1,370	1,507,353
4.500%	07/01/47	158	176,063
4.500%	11/01/47	1,601	1,771,019
4.500%	06/01/48	186	212,935
4.500%	11/01/48	589	664,918
4.500%	02/01/49	1,624	1,884,752
4.500%	04/01/49	424	491,633
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.270% (Cap 9.520%, Floor 2.270%)
3.770%(c)	04/01/32	4	4,206
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.278% (Cap 11.982%, Floor 2.278%)
4.028%(c)	12/01/29	18	17,751
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 7.707%, Floor 1.590%)
2.707%(c)	06/01/45	2,713	2,823,959
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 8.138%, Floor 1.590%)
3.132%(c)	06/01/45	1,391	1,454,202
Federal National Mortgage Assoc., 6 Month LIBOR + 1.345% (Cap 9.431%, Floor 1.345%)
2.313%(c)	01/01/25	1	648
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 15.000%, Floor 5.000%)
5.000%(c)	04/01/24	2	1,737
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 10.500%, Floor 1.500%)
3.000%(c)	01/20/26	13	13,542
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 11.000%, Floor 1.500%)
2.875%(c)	06/20/26	8	7,883
3.125%(c)	11/20/29	35	36,089
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 11.500%, Floor 1.500%)
2.875%(c)	05/20/24	10	10,056
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 12.000%, Floor 2.000%)
3.250%(c)	07/20/24	2	1,682

Total U.S. Government Agency Obligations (cost $35,004,867)			36,928,744
U.S. Treasury Obligations — 6.9%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22(a)	7,122	7,245,631
U.S. Treasury Notes
0.125%	08/31/22(h)	6,300	6,299,016
0.125%	07/15/23(h)	14,000	13,987,969
0.500%	03/15/23(a)(h)	8,500	8,575,039

Total U.S. Treasury Obligations (cost $36,089,122)			36,107,655

A17

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Exchange-Traded Fund — 4.5%
iShares 0-5 Year High Yield Corporate Bond ETF	540,050	$ 23,735,198
(cost $23,527,139)

Total Long-Term Investments (cost $472,602,319)		480,587,075
Short-Term Investments — 12.2%
Affiliated Mutual Funds — 7.7%
PGIM Core Ultra Short Bond Fund(w)	15,760,817	15,760,817
PGIM Institutional Money Market Fund (cost $25,040,934; includes $25,035,584 of cash collateral for securities on loan)(b)(w)	25,045,943	25,040,934

Total Affiliated Mutual Funds (cost $40,801,751)		40,801,751

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.6%
Boeing Co. (The)
144A,
2.185%	11/18/20		3,000	2,995,484
(cost $2,991,400)
Foreign Treasury Obligation(n) — 1.8%
Japan Treasury Bills
(0.120)%	02/25/21	JPY	1,000,000	9,487,891
(cost $9,438,963)
U.S. Treasury Obligation(n) — 1.9%
U.S. Treasury Bills
0.170%	06/17/21		10,000	9,992,856
(cost $9,987,769)

Options Purchased*~ — 0.2%
(cost $915,383)	914,363

Total Short-Term Investments (cost $64,135,266)	64,192,345

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.5% (cost $536,737,585)	544,779,420
Options Written*~ — (0.6)%
(premiums received $2,667,102)	(2,903,464)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.9% (cost $534,070,483)	541,875,956

Liabilities in excess of other assets(z) — (2.9)%	(15,360,881)

Net Assets — 100.0%	$ 526,515,075

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BTP	Buoni del Tesoro Poliennali
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $587,592 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,580,043; cash collateral of $25,035,584 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
A18

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(p)	Interest rate not available as of September 30, 2020.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	11/20/20	$138.00	93	93	$27,609
10 Year U.S. Treasury Notes Futures	Put	11/20/20	$139.50	93	93	66,844
Total Exchange Traded (cost $97,715)						$94,453

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 05/24/24	Call	Bank of America, N.A.	05/22/23	0.39%	0.39%(S)	3 Month LIBOR(Q)	5,130	$ 11,967
10- Year Interest Rate Swap, 02/27/35	Call	Citibank, N.A.	02/25/25	1.49%	1.49%(S)	3 Month LIBOR(Q)	1,010	67,532
10- Year Interest Rate Swap, 06/06/35	Call	Goldman Sachs International	06/04/25	1.28%	1.28%(S)	3 Month LIBOR(Q)	450	24,963
10- Year Interest Rate Swap, 06/09/35	Call	Bank of America, N.A.	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	1,590	100,594
10- Year Interest Rate Swap, 06/09/35	Call	Citibank, N.A.	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	2,900	183,956
10- Year Interest Rate Swap, 06/09/35	Call	UBS AG	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	450	28,470
10- Year Interest Rate Swap, 01/19/50	Call	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	2.07%(S)	3 Month LIBOR(Q)	780	89,803
10- Year Interest Rate Swap, 02/27/35	Put	Citibank, N.A.	02/25/25	1.49%	3 Month LIBOR(Q)	1.49%(S)	1,010	38,547
10- Year Interest Rate Swap, 06/06/35	Put	Goldman Sachs International	06/04/25	1.28%	3 Month LIBOR(Q)	1.28%(S)	450	21,972
10- Year Interest Rate Swap, 06/09/35	Put	Bank of America, N.A.	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	1,590	68,030
10- Year Interest Rate Swap, 06/09/35	Put	Citibank, N.A.	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	2,900	123,736
10- Year Interest Rate Swap, 06/09/35	Put	UBS AG	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	450	19,254
10- Year Interest Rate Swap, 01/19/50	Put	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	3 Month LIBOR(Q)	2.07%(S)	780	41,086
Total OTC Swaptions (cost $817,668)								$819,910
Total Options Purchased (cost $915,383)								$914,363
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	11/20/20	$138.50	93	93	$(37,781)
10 Year U.S. Treasury Notes Futures	Put	11/20/20	$139.00	93	93	(49,406)
Total Exchange Traded (premiums received $88,430)						$(87,187)

A19

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 04/13/24	Call	Deutsche Bank AG	04/11/23	0.69%	3 Month LIBOR(Q)	0.69%(S)		5,130	$ (21,439)
2- Year Interest Rate Swap, 01/27/23	Call	Bank of America, N.A.	01/25/21	1.45%	3 Month LIBOR(Q)	1.45%(S)		9,720	(240,741)
5- Year Interest Rate Swap, 02/10/26	Call	Deutsche Bank AG	02/08/21	0.10%	3 Month LIBOR(Q)	0.10%(S)		54,300	(38,190)
5- Year Interest Rate Swap, 04/06/27	Call	Barclays Bank PLC	04/04/22	(0.12)%	6 Month EURIBOR(S)	(0.12)%(A)	EUR	1,950	(30,698)
5- Year Interest Rate Swap, 04/11/27	Call	Barclays Bank PLC	04/07/22	(0.02)%	6 Month EURIBOR(S)	(0.02)%(A)	EUR	2,240	(43,300)
5- Year Interest Rate Swap, 04/11/27	Call	BNP Paribas S.A.	04/07/22	(0.02)%	6 Month EURIBOR(S)	(0.02)%(A)	EUR	1,380	(32,523)
5- Year Interest Rate Swap, 06/17/27	Call	BNP Paribas S.A.	06/15/22	0.61%	3 Month LIBOR(Q)	0.61%(S)		890	(11,598)
5- Year Interest Rate Swap, 07/17/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.61%	3 Month LIBOR(Q)	0.61%(S)		2,710	(35,315)
10- Year Interest Rate Swap, 10/27/30	Call	Citibank, N.A.	10/23/20	1.70%	3 Month LIBOR(Q)	1.70%(S)		4,280	(417,353)
10- Year Interest Rate Swap, 10/29/30	Call	Barclays Bank PLC	10/27/20	1.58%	3 Month LIBOR(Q)	1.58%(S)		3,830	(325,477)
10- Year Interest Rate Swap, 04/08/31	Call	Barclays Bank PLC	04/06/21	0.69%	3 Month LIBOR(Q)	0.69%(S)		460	(6,428)
10- Year Interest Rate Swap, 04/08/31	Call	Deutsche Bank AG	04/06/21	0.69%	3 Month LIBOR(Q)	0.69%(S)		460	(6,340)
10- Year Interest Rate Swap, 04/08/31	Call	Barclays Bank PLC	04/06/21	0.71%	3 Month LIBOR(Q)	0.71%(S)		910	(13,517)
10- Year Interest Rate Swap, 04/08/31	Call	Morgan Stanley & Co. International PLC	04/06/21	0.73%	3 Month LIBOR(Q)	0.73%(S)		540	(8,455)
A20

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/09/31	Call	Morgan Stanley & Co. International PLC	04/07/21	0.85%	3 Month LIBOR(Q)	0.85%(S)	368	$ (8,098)
10- Year Interest Rate Swap, 04/13/31	Call	Morgan Stanley & Co. International PLC	04/09/21	0.87%	3 Month LIBOR(Q)	0.87%(S)	910	(21,150)
10- Year Interest Rate Swap, 04/16/31	Call	Barclays Bank PLC	04/14/21	0.88%	3 Month LIBOR(Q)	0.88%(S)	460	(10,967)
10- Year Interest Rate Swap, 04/19/31	Call	Bank of America, N.A.	04/15/21	0.77%	3 Month LIBOR(Q)	0.77%(S)	435	(7,653)
10- Year Interest Rate Swap, 04/19/31	Call	Citibank, N.A.	04/15/21	0.79%	3 Month LIBOR(Q)	0.79%(S)	510	(9,627)
10- Year Interest Rate Swap, 04/20/31	Call	Bank of America, N.A.	04/16/21	0.72%	3 Month LIBOR(Q)	0.72%(S)	435	(6,684)
10- Year Interest Rate Swap, 04/21/31	Call	Morgan Stanley & Co. International PLC	04/19/21	0.74%	3 Month LIBOR(Q)	0.74%(S)	1,420	(23,649)
10- Year Interest Rate Swap, 05/17/31	Call	Bank of America, N.A.	05/13/21	0.69%	3 Month LIBOR(Q)	0.69%(S)	2,880	(42,506)
10- Year Interest Rate Swap, 05/17/31	Call	Goldman Sachs International	05/13/21	0.69%	3 Month LIBOR(Q)	0.69%(S)	950	(14,021)
10- Year Interest Rate Swap, 06/04/31	Call	Deutsche Bank AG	06/02/21	0.75%	3 Month LIBOR(Q)	0.75%(S)	1,920	(34,661)
10- Year Interest Rate Swap, 06/29/31	Call	Bank of America, N.A.	06/25/21	0.74%	3 Month LIBOR(Q)	0.74%(S)	990	(18,227)
10- Year Interest Rate Swap, 06/01/31	Call	BNP Paribas S.A.	06/29/21	0.72%	3 Month LIBOR(Q)	0.72%(S)	990	(17,131)
10- Year Interest Rate Swap, 07/16/31	Call	Bank of America, N.A.	07/14/21	0.67%	3 Month LIBOR(Q)	0.67%(S)	1,010	(15,735)
10- Year Interest Rate Swap, 07/16/31	Call	Bank of America, N.A.	07/14/21	0.67%	3 Month LIBOR(Q)	0.67%(S)	1,620	(25,238)
A21

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 10/04/31	Call	Bank of America, N.A.	09/30/21	0.45%	3 Month LIBOR(Q)	0.45%(S)		1,310	$ (13,454)
10- Year Interest Rate Swap, 01/20/32	Call	Bank of America, N.A.	01/18/22	1.65%	3 Month LIBOR(Q)	1.65%(S)		1,090	(91,347)
10- Year Interest Rate Swap, 01/20/32	Call	JPMorgan Chase Bank, N.A.	01/18/22	1.65%	3 Month LIBOR(Q)	1.65%(S)		3,300	(276,554)
1- Year Interest Rate Swap, 04/13/24	Put	Deutsche Bank AG	04/11/23	0.69%	0.69%(S)	3 Month LIBOR(Q)		5,130	(5,251)
2- Year Interest Rate Swap, 10/06/22	Put	Goldman Sachs International	10/02/20	1.05%	1.05%(S)	3 Month LIBOR(Q)		4,670	—
2- Year Interest Rate Swap, 10/06/22	Put	Goldman Sachs International	10/02/20	1.05%	1.05%(S)	3 Month LIBOR(Q)		4,670	—
2- Year Interest Rate Swap, 10/07/22	Put	Deutsche Bank AG	10/05/20	1.00%	1.00%(S)	3 Month LIBOR(Q)		4,340	—
2- Year Interest Rate Swap, 01/20/23	Put	Bank of America, N.A.	01/18/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	24,610	(400)
2- Year Interest Rate Swap, 01/20/23	Put	BNP Paribas S.A.	01/18/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	8,120	(132)
2- Year Interest Rate Swap, 01/27/23	Put	Bank of America, N.A.	01/25/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		9,720	(2)
5- Year Interest Rate Swap, 02/10/26	Put	Deutsche Bank AG	02/08/21	0.40%	0.40%(S)	3 Month LIBOR(Q)		54,300	(214,232)
5- Year Interest Rate Swap, 09/07/26	Put	Deutsche Bank AG	09/03/21	0.60%	0.60%(S)	3 Month LIBOR(Q)		4,070	(19,602)
5- Year Interest Rate Swap, 04/06/27	Put	Barclays Bank PLC	04/04/22	(0.12)%	(0.12)%(A)	6 Month EURIBOR(S)	EUR	1,950	(10,220)
5- Year Interest Rate Swap, 04/11/27	Put	Barclays Bank PLC	04/07/22	(0.02)%	(0.02)%(A)	6 Month EURIBOR(S)	EUR	2,240	(7,452)
A22

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5- Year Interest Rate Swap, 04/11/27	Put	BNP Paribas S.A.	04/07/22	(0.02)%	(0.02%)(A)	6 Month EURIBOR(S)	EUR	1,380	$ (5,858)
5- Year Interest Rate Swap, 06/17/27	Put	BNP Paribas S.A.	06/15/22	0.61%	0.61%(S)	3 Month LIBOR(Q)		890	(9,739)
5- Year Interest Rate Swap, 07/17/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.61%	0.61%(S)	3 Month LIBOR(Q)		2,710	(29,653)
10- Year Interest Rate Swap, 10/27/30	Put	Citibank, N.A.	10/23/20	1.70%	1.70%(S)	3 Month LIBOR(Q)		4,280	—
10- Year Interest Rate Swap, 10/29/30	Put	Barclays Bank PLC	10/27/20	1.58%	1.58%(S)	3 Month LIBOR(Q)		3,830	(1)
10- Year Interest Rate Swap, 04/08/31	Put	Barclays Bank PLC	04/06/21	0.69%	0.69%(S)	3 Month LIBOR(Q)		460	(9,677)
10- Year Interest Rate Swap, 04/08/31	Put	Deutsche Bank AG	04/06/21	0.69%	0.69%(S)	3 Month LIBOR(Q)		460	(9,792)
10- Year Interest Rate Swap, 04/08/31	Put	Barclays Bank PLC	04/06/21	0.71%	0.71%(S)	3 Month LIBOR(Q)		910	(18,156)
10- Year Interest Rate Swap, 04/08/31	Put	Morgan Stanley & Co. International PLC	04/06/21	0.73%	0.73%(S)	3 Month LIBOR(Q)		540	(10,280)
10- Year Interest Rate Swap, 04/09/31	Put	Morgan Stanley & Co. International PLC	04/07/21	0.85%	0.85%(S)	3 Month LIBOR(Q)		368	(5,022)
10- Year Interest Rate Swap, 04/13/31	Put	Morgan Stanley & Co. International PLC	04/09/21	0.87%	0.87%(S)	3 Month LIBOR(Q)		910	(11,875)
10- Year Interest Rate Swap, 04/16/31	Put	Barclays Bank PLC	04/14/21	0.88%	0.88%(S)	3 Month LIBOR(Q)		460	(6,001)
10- Year Interest Rate Swap, 04/19/31	Put	Bank of America, N.A.	04/15/21	0.77%	0.77%(S)	3 Month LIBOR(Q)		435	(7,797)
10- Year Interest Rate Swap, 04/19/31	Put	Citibank, N.A.	04/15/21	0.79%	0.79%(S)	3 Month LIBOR(Q)		510	(8,543)
A23

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/20/31	Put	Bank of America, N.A.	04/16/21	0.72%	0.72%(S)	3 Month LIBOR(Q)	435	$ (8,864)
10- Year Interest Rate Swap, 04/21/31	Put	Morgan Stanley & Co. International PLC	04/19/21	0.74%	0.74%(S)	3 Month LIBOR(Q)	1,420	(27,302)
10- Year Interest Rate Swap, 05/17/31	Put	Bank of America, N.A.	05/13/21	0.69%	0.69%(S)	3 Month LIBOR(Q)	2,880	(68,688)
10- Year Interest Rate Swap, 05/17/31	Put	Goldman Sachs International	05/13/21	0.69%	0.69%(S)	3 Month LIBOR(Q)	950	(22,657)
10- Year Interest Rate Swap, 06/03/31	Put	Bank of America, N.A.	06/01/21	1.00%	1.00%(S)	3 Month LIBOR(Q)	4,080	(46,914)
10- Year Interest Rate Swap, 06/04/31	Put	Deutsche Bank AG	06/02/21	0.75%	0.75%(S)	3 Month LIBOR(Q)	1,920	(41,651)
10- Year Interest Rate Swap, 06/15/31	Put	Bank of America, N.A.	06/11/21	1.05%	1.05%(S)	3 Month LIBOR(Q)	960	(10,153)
10- Year Interest Rate Swap, 06/29/31	Put	Bank of America, N.A.	06/25/21	0.74%	0.74%(S)	3 Month LIBOR(Q)	990	(23,022)
10- Year Interest Rate Swap, 06/01/31	Put	BNP Paribas S.A.	06/29/21	0.72%	0.72%(S)	3 Month LIBOR(Q)	990	(24,625)
10- Year Interest Rate Swap, 07/16/31	Put	Bank of America, N.A.	07/14/21	0.67%	0.67%(S)	3 Month LIBOR(Q)	1,010	(28,806)
10- Year Interest Rate Swap, 07/16/31	Put	Bank of America, N.A.	07/14/21	0.67%	0.67%(S)	3 Month LIBOR(Q)	1,620	(46,204)
10- Year Interest Rate Swap, 07/16/31	Put	Citibank, N.A.	07/14/21	1.10%	1.10%(S)	3 Month LIBOR(Q)	620	(6,601)
10- Year Interest Rate Swap, 07/20/31	Put	Citibank, N.A.	07/16/21	1.10%	1.10%(S)	3 Month LIBOR(Q)	640	(6,880)
10- Year Interest Rate Swap, 08/06/31	Put	Barclays Bank PLC	08/04/21	0.95%	0.95%(S)	3 Month LIBOR(Q)	880	(14,233)
A24

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 08/09/31	Put	Bank of America, N.A.	08/05/21	0.95%	0.95%(S)	3 Month LIBOR(Q)	2,880	$ (46,838)
10- Year Interest Rate Swap, 08/09/31	Put	Deutsche Bank AG	08/05/21	0.95%	0.95%(S)	3 Month LIBOR(Q)	960	(15,613)
10- Year Interest Rate Swap, 10/04/31	Put	Bank of America, N.A.	09/30/21	1.45%	1.45%(S)	3 Month LIBOR(Q)	2,620	(16,864)
10- Year Interest Rate Swap, 01/12/32	Put	Bank of America, N.A.	01/10/22	1.15%	1.15%(S)	3 Month LIBOR(Q)	570	(9,242)
10- Year Interest Rate Swap, 01/20/32	Put	Bank of America, N.A.	01/18/22	2.15%	2.15%(S)	3 Month LIBOR(Q)	1,090	(2,919)
10- Year Interest Rate Swap, 01/20/32	Put	JPMorgan Chase Bank, N.A.	01/18/22	2.15%	2.15%(S)	3 Month LIBOR(Q)	3,300	(8,839)
10- Year Interest Rate Swap, 02/01/32	Put	Bank of America, N.A.	01/28/22	1.95%	1.95%(S)	3 Month LIBOR(Q)	540	(2,129)
10- Year Interest Rate Swap, 02/01/32	Put	Morgan Stanley & Co. International PLC	01/28/22	1.95%	1.95%(S)	3 Month LIBOR(Q)	1,640	(6,467)
10- Year Interest Rate Swap, 02/24/32	Put	Bank of America, N.A.	02/22/22	1.85%	1.85%(S)	3 Month LIBOR(Q)	1,180	(6,034)
10- Year Interest Rate Swap, 02/24/32	Put	Bank of America, N.A.	02/22/22	1.85%	1.85%(S)	3 Month LIBOR(Q)	1,180	(6,034)
10- Year Interest Rate Swap, 03/02/32	Put	Deutsche Bank AG	02/28/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,100	(8,906)
10- Year Interest Rate Swap, 03/07/32	Put	Deutsche Bank AG	03/03/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,100	(8,996)
10- Year Interest Rate Swap, 03/08/32	Put	Bank of America, N.A.	03/04/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	2,430	(19,919)
10- Year Interest Rate Swap, 03/08/32	Put	Barclays Bank PLC	03/04/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,090	(8,935)
A25

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 03/08/32	Put	Deutsche Bank AG	03/04/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,730	$ (14,181)
Total OTC Swaptions (premiums received $2,578,672)								$(2,816,277)
Total Options Written (premiums received $2,667,102)								$(2,903,464)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
91	90 Day Euro Dollar	Dec. 2020	$ 22,694,263	$ 20,349
619	2 Year U.S. Treasury Notes	Dec. 2020	136,774,820	54,195
80	Short Euro-BTP	Dec. 2020	10,624,273	29,405
				103,949
Short Positions:
89	5 Year Euro-Bobl	Dec. 2020	14,104,726	(11,485)
322	5 Year U.S. Treasury Notes	Dec. 2020	40,582,063	(38,693)
30	10 Year Euro-Bund	Dec. 2020	6,138,479	(36,642)
96	10 Year U.S. Treasury Notes	Dec. 2020	13,395,000	(36,224)
19	10 Year U.S. Ultra Treasury Notes	Dec. 2020	3,038,516	(11,801)
6	20 Year U.S. Treasury Bonds	Dec. 2020	1,057,688	(679)
8	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	1,774,500	9,736
194	Euro Schatz Index	Dec. 2020	25,540,956	(7,850)
				(133,638)
				$ (29,689)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/05/20	HSBC Bank PLC	GBP	1,863	$ 2,393,769	$ 2,403,977	$10,208	$ —
Euro,
Expiring 10/05/20	Goldman Sachs & Co. LLC	EUR	16,503	19,367,921	19,350,946	—	(16,975)
Expiring 10/05/20	UBS AG	EUR	16,503	19,325,013	19,350,946	25,933	—
Expiring 12/16/20	Bank of America, N.A.	EUR	1,090	1,288,228	1,280,241	—	(7,987)
Expiring 12/16/20	Royal Bank of Scotland PLC	EUR	1,120	1,312,951	1,315,477	2,526	—
				$43,687,882	$43,701,587	38,667	(24,962)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/05/20	Bank of America, N.A.	GBP	1,586	$ 2,111,412	$ 2,046,541	$ 64,871	$ —
Expiring 10/05/20	Bank of America, N.A.	GBP	277	355,726	357,435	—	(1,709)
A26

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/04/20	HSBC Bank PLC	GBP	1,863	$ 2,394,147	$ 2,404,356	$ —	$ (10,209)
Canadian Dollar,
Expiring 02/03/21	HSBC Bank PLC	CAD	14,732	11,286,555	11,069,848	216,707	—
Expiring 02/03/21	Standard Chartered Bank	CAD	16,832	12,774,480	12,647,820	126,660	—
Euro,
Expiring 10/05/20	Australia And New Zealand Banking Group Ltd.	EUR	1	1,199	1,172	27	—
Expiring 10/05/20	Bank of America, N.A.	EUR	15	17,783	17,589	194	—
Expiring 10/05/20	Citibank, N.A.	EUR	160	186,522	187,611	—	(1,089)
Expiring 10/05/20	HSBC Bank PLC	EUR	255	302,023	298,858	3,165	—
Expiring 10/05/20	HSBC Bank PLC	EUR	199	233,086	233,342	—	(256)
Expiring 10/05/20	HSBC Bank PLC	EUR	198	231,953	232,169	—	(216)
Expiring 10/05/20	HSBC Bank PLC	EUR	154	179,677	180,576	—	(899)
Expiring 10/05/20	UBS AG	EUR	32,025	38,293,926	37,551,600	742,326	—
Expiring 11/04/20	Goldman Sachs & Co. LLC	EUR	16,503	19,379,886	19,362,925	16,961	—
Expiring 11/04/20	UBS AG	EUR	16,503	19,336,978	19,362,925	—	(25,947)
Expiring 12/16/20	Bank of America, N.A.	EUR	1,120	1,305,890	1,315,477	—	(9,587)
Expiring 12/16/20	BNP Paribas S.A.	EUR	196	230,041	230,132	—	(91)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	EUR	1,090	1,284,706	1,280,242	4,464	—
Japanese Yen,
Expiring 02/25/21	Royal Bank of Canada	JPY	1,000,000	9,464,114	9,502,603	—	(38,489)
				$119,370,104	$118,283,221	1,175,375	(88,492)
						$1,214,042	$(113,454)
Cross currency exchange contracts outstanding at September 30, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
12/16/20	Buy	AUD	1,760	NZD	1,916	$ —	$ (6,579)	JPMorgan Chase Bank, N.A.
12/16/20	Buy	EUR	1,090	NOK	11,894	4,762	—	Goldman Sachs & Co. LLC
12/16/20	Buy	NOK	11,655	EUR	1,090	—	(30,431)	JPMorgan Chase Bank, N.A.
12/16/20	Buy	NZD	1,917	AUD	1,760	6,972	—	Deutsche Bank AG
						$11,734	$(37,010)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Broadcom, Inc.	12/20/24	1.000%(Q)	100	$ (2,027)	$ 2,589	$(4,616)	JPMorgan Chase Bank, N.A.
TWDC Enterprises 18 Corp.	06/20/24	1.000%(Q)	500	(15,811)	(14,567)	(1,244)	BNP Paribas S.A.
				$(17,838)	$(11,978)	$(5,860)

A27

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/20	1.000%(Q)	1,800	2.668%	$ (6,219)	$ 2,837	$ (9,056)	BNP Paribas S.A.
Broadcom, Inc.	06/20/24	1.000%(Q)	1,185	0.457%	24,288	(67,488)	91,776	Citibank, N.A.
					$18,069	$(64,651)	$82,720
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	280	03/23/22	(0.298)%(A)	6 Month EURIBOR(1)(S)	$ —	$ (426)	$ (426)
EUR	1,100	07/20/22	(0.303)%(A)	6 Month EURIBOR(2)(S)	—	3,932	3,932
EUR	2,220	07/21/22	(0.397)%(A)	6 Month EURIBOR(1)(S)	—	(2,974)	(2,974)
EUR	970	07/27/22	(0.241)%(A)	6 Month EURIBOR(2)(S)	—	5,013	5,013
EUR	300	11/02/22	(0.346)%(A)	6 Month EURIBOR(2)(S)	—	989	989
EUR	1,850	12/24/22	(0.420)%(A)	6 Month EURIBOR(2)(S)	(518)	2,832	3,350
EUR	2,890	02/16/23	(0.405)%(A)	6 Month EURIBOR(1)(S)	—	(5,326)	(5,326)
EUR	2,890	02/16/23	(0.401)%(A)	6 Month EURIBOR(1)(S)	—	(5,600)	(5,600)
EUR	1,880	03/24/23	(0.180)%(A)	6 Month EURIBOR(1)(S)	—	(13,459)	(13,459)
EUR	1,890	03/24/23	(0.175)%(A)	6 Month EURIBOR(1)(S)	—	(13,755)	(13,755)
EUR	1,890	03/24/23	(0.169)%(A)	6 Month EURIBOR(1)(S)	—	(14,034)	(14,034)
EUR	790	04/29/23	(0.307)%(A)	6 Month EURIBOR(2)(S)	—	3,257	3,257
EUR	300	05/03/23	(0.342)%(A)	6 Month EURIBOR(2)(S)	—	985	985
EUR	340	05/04/23	(0.382)%(A)	6 Month EURIBOR(2)(S)	—	797	797
EUR	1,090	06/24/23	(0.415)%(A)	6 Month EURIBOR(2)(S)	19	1,644	1,625
EUR	1,090	06/25/23	(0.395)%(A)	6 Month EURIBOR(2)(S)	(21)	2,159	2,180
A28

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	370	07/20/23	(0.410)%(A)	6 Month EURIBOR(2)(S)	$ —	$ 591	$ 591
EUR	1,150	08/05/23	(0.430)%(A)	6 Month EURIBOR(1)(S)	—	(1,264)	(1,264)
EUR	300	08/09/23	(0.431)%(A)	6 Month EURIBOR(2)(S)	(30)	321	351
EUR	600	08/10/23	(0.428)%(A)	6 Month EURIBOR(2)(S)	—	684	684
EUR	930	08/17/23	(0.381)%(A)	6 Month EURIBOR(2)(S)	—	2,092	2,092
EUR	370	09/21/25	(0.429)%(A)	6 Month EURIBOR(2)(S)	(147)	(59)	88
EUR	320	09/23/25	(0.442)%(A)	6 Month EURIBOR(2)(S)	—	(280)	(280)
EUR	880	07/20/26	(0.339)%(A)	6 Month EURIBOR(2)(S)	—	2,572	2,572
EUR	500	08/09/27	(0.303)%(A)	6 Month EURIBOR(2)(S)	—	435	435
EUR	570	08/16/27	(0.259)%(A)	6 Month EURIBOR(1)(S)	—	(1,977)	(1,977)
EUR	2,280	08/16/27	(0.251)%(A)	6 Month EURIBOR(2)(S)	—	9,009	9,009
	600	03/06/22	0.679%(S)	3 Month LIBOR(2)(Q)	—	4,190	4,190
	11,650	09/15/22	0.211%(S)	3 Month LIBOR(1)(Q)	13	(1,694)	(1,707)
	1,500	09/28/22	0.383%(S)	3 Month LIBOR(2)(Q)	—	5,143	5,143
	1,320	03/01/23	1.051%(S)	3 Month LIBOR(2)(Q)	—	22,098	22,098
	1,320	03/01/23	1.055%(S)	3 Month LIBOR(2)(Q)	—	22,203	22,203
	1,320	03/01/23	1.067%(S)	3 Month LIBOR(2)(Q)	—	22,507	22,507
	5,290	03/01/23	1.095%(S)	3 Month LIBOR(2)(Q)	—	93,210	93,210
	1,315	03/02/23	0.878%(S)	3 Month LIBOR(2)(Q)	—	17,452	17,452
	2,630	03/02/23	0.878%(S)	3 Month LIBOR(2)(Q)	—	34,929	34,929
	1,315	03/02/23	0.904%(S)	3 Month LIBOR(2)(Q)	—	18,148	18,148
	2,010	07/08/23	0.250%(S)	3 Month LIBOR(2)(Q)	—	(676)	(676)
	1,810	02/28/25	0.300%(S)	3 Month LIBOR(1)(Q)	249	857	608
	3,760	02/28/25	0.303%(S)	3 Month LIBOR(1)(Q)	—	1,248	1,248
	1,520	06/02/25	0.358%(S)	3 Month LIBOR(2)(Q)	—	3,796	3,796
	300	08/10/25	0.269%(S)	3 Month LIBOR(2)(Q)	—	(1,010)	(1,010)
	930	08/18/25	0.354%(S)	3 Month LIBOR(1)(Q)	152	(696)	(848)
	633	09/23/25	0.333%(S)	3 Month LIBOR(2)(Q)	—	(388)	(388)
	460	10/01/25	0.347%(S)	3 Month LIBOR(1)(Q)	—	20	20
	1,720	04/20/27	0.652%(S)	3 Month LIBOR(1)(Q)	—	(9,672)	(9,672)
	1,540	06/20/27	0.652%(S)	3 Month LIBOR(2)(Q)	—	6,703	6,703
	1,540	06/20/27	0.680%(S)	3 Month LIBOR(2)(Q)	—	8,807	8,807
	4,480	08/15/27	0.496%(S)	3 Month LIBOR(2)(Q)	—	861	861
	1,650	08/17/27	0.502%(S)	3 Month LIBOR(1)(Q)	—	(2,250)	(2,250)
	440	08/19/27	0.501%(S)	3 Month LIBOR(1)(Q)	—	(566)	(566)
	1,610	07/12/28	0.654%(S)	3 Month LIBOR(2)(Q)	—	(6,015)	(6,015)
	400	02/25/30	1.432%(S)	3 Month LIBOR(2)(Q)	—	28,827	28,827
	2,150	05/28/30	0.697%(S)	3 Month LIBOR(2)(Q)	1,795	7,242	5,447
	1,645	09/08/30	0.950%(S)	3 Month LIBOR(2)(Q)	—	40,648	40,648
	735	09/08/30	1.020%(S)	3 Month LIBOR(2)(Q)	—	23,233	23,233
	45	09/16/30	0.683%(S)	3 Month LIBOR(1)(Q)	55	83	28
	580	09/16/30	0.690%(S)	3 Month LIBOR(2)(Q)	—	(669)	(669)
	350	09/23/30	0.685%(S)	3 Month LIBOR(2)(Q)	—	(619)	(619)
	320	09/28/30	0.697%(S)	3 Month LIBOR(2)(Q)	—	(254)	(254)
	310	09/30/30	0.718%(S)	3 Month LIBOR(2)(Q)	—	382	382
	350	10/01/30	0.702%(S)	3 Month LIBOR(2)(Q)	—	(141)	(141)
	80	04/07/31	0.750%(S)	3 Month LIBOR(2)(Q)	—	(111)	(111)
	1,397	06/03/31	0.761%(S)	3 Month LIBOR(1)(Q)	—	2,993	2,993
	110	10/04/31	0.858%(S)	3 Month LIBOR(1)(Q)	—	(363)	(363)
	1,390	05/06/32	0.770%(S)	3 Month LIBOR(1)(Q)	—	16,809	16,809
	630	05/09/32	0.790%(S)	3 Month LIBOR(2)(Q)	—	(6,458)	(6,458)
	270	08/17/40	0.973%(S)	3 Month LIBOR(1)(Q)	—	3,133	3,133
	690	02/15/47	1.078%(S)	3 Month LIBOR(2)(Q)	—	(5,042)	(5,042)
	700	02/15/47	1.091%(S)	3 Month LIBOR(2)(Q)	—	(2,962)	(2,962)
	190	08/17/50	1.022%(S)	3 Month LIBOR(2)(Q)	—	(4,126)	(4,126)
	110	08/21/50	1.003%(S)	3 Month LIBOR(2)(Q)	—	(2,947)	(2,947)
	10	09/16/50	1.058%(S)	3 Month LIBOR(1)(Q)	45	127	82
A29

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
280	11/25/50	1.100%(S)	3 Month LIBOR(1)(Q)	$ —	$ 879	$ 879
280	06/20/52	1.090%(S)	3 Month LIBOR(1)(Q)	—	5,415	5,415
280	06/20/52	1.136%(S)	3 Month LIBOR(1)(Q)	—	2,039	2,039
300	07/12/53	0.881%(S)	3 Month LIBOR(1)(Q)	—	24,399	24,399
				$1,612	$349,880	$348,268

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A30